Consolidated Statements of Common Stockholders' Equity (Deficit) (USD $) In Thousands, except Share data, unless otherwise specified	Total	Common stock	Additional paid-in capital	Accumulated other comprehensive (loss) income	Accumulated deficit
Balance at Jan. 31, 2010	$ (42,662)	$ 1	$ 551		$ (43,214)
Balance (in shares) at Jan. 31, 2010		1,322,000
Increase (Decrease) in Stockholders' Equity
Treasury shares purchased and retired	(6)		(2)		(4)
Treasury shares purchased and retired (in shares)		(3,000)
Common stock issued in connection with stock incentive plans	310		310
Common stock issued in connection with stock incentive plans (in shares)		437,000
Estimated fair value of common stock issued as partial consideration in business acquisition	50		50
Estimated fair value of common stock issued as partial consideration in business acquisition (in shares)		30,000
Share-based compensation	193		193
Preferred stock cost accretion	(81)		(81)
Net loss	(9,939)				(9,939)
Other comprehensive income (loss)	2			2
Balance at Jan. 31, 2011	(52,133)	1	1,021	2	(53,157)
Balance (in shares) at Jan. 31, 2011		1,786,000
Increase (Decrease) in Stockholders' Equity
Deemed dividend in connection with purchase and cancellation of preferred stock	(762)		(762)
Common stock issued in connection with stock incentive plans	152		152
Common stock issued in connection with stock incentive plans (in shares)		190,000
Estimated fair value of warrant issued as a charitable contribution	122		122
Share-based compensation	568		568
Preferred stock cost accretion	(22)		(22)
Net loss	(11,592)				(11,592)
Other comprehensive income (loss)	(4)			(4)
Balance at Jan. 31, 2012	(63,671)	1	1,079	(2)	(64,749)
Balance (in shares) at Jan. 31, 2012	1,975,664	1,976,000
Increase (Decrease) in Stockholders' Equity
Common stock issued in connection with stock incentive plans	467		467
Common stock issued in connection with stock incentive plans (in shares)		423,000
Share-based compensation	957		957
Net loss	(10,780)				(10,780)
Other comprehensive income (loss)	5			5
Balance at Jan. 31, 2013	(73,022)	1	2,503	3	(75,529)
Balance (in shares) at Jan. 31, 2013	2,398,895	2,399,000
Increase (Decrease) in Stockholders' Equity
Common stock issued in connection with stock incentive plans	261		261
Common stock issued in connection with stock incentive plans (in shares)		122,000
Estimated fair value of common stock issued as partial consideration in business acquisition	1,293		1,293
Estimated fair value of common stock issued as partial consideration in business acquisition (in shares)		120,000
Issuance of common stock upon initial public offering, net of issuance costs	86,955	1	86,954
Issuance of common stock upon initial public offering, net of issuance costs (in shares)		6,900,000
Conversion of preferred stock to common stock	68,411	1	68,410
Conversion of preferred stock to common stock (in shares)		14,336,000
Reclassification of preferred stock warrant liability into additional paid-in capital upon initial public offering	2,066		2,066
Cashless exercise of common stock warrants (in shares)		47,000
Share-based compensation	584		584
Net loss	(5,790)				(5,790)
Other comprehensive income (loss)	(9)			(9)
Balance at Apr. 30, 2013	$ 80,749	$ 3	$ 162,071	$ (6)	$ (81,319)
Balance (in shares) at Apr. 30, 2013	23,923,986	23,924,000